Liquidity - Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	€ 11,343	€ 6,311
Liabilities from financing activities at beginning of year	13,512
Cash Flows	1,910	4,961
Business Combinations	52	7
Foreign Currency	64	48
Fair Value Changes	(16)	(1)
Other	373	18
Liabilities from financing activities at end of year		11,343
Liabilities from financing activities at end of year	15,895	13,512
Current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	759	1,299
Cash Flows	(188)	(1,300)
Business Combinations	0	7
Foreign Currency	(6)	3
Fair Value Changes	0	0
Other	1,963	750
Liabilities from financing activities at end of year	2,529	759
Non-current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	10,572	4,965
Cash Flows	2,500	6,308
Business Combinations	0	0
Foreign Currency	30	49
Fair Value Changes	0	0
Other	(1,963)	(750)
Liabilities from financing activities at end of year	11,139	10,572
Financial debt (nominal volume)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	11,331	6,264
Cash Flows	2,312	5,008
Business Combinations	0	7
Foreign Currency	25	51
Fair Value Changes	0	0
Other	0	0
Liabilities from financing activities at end of year	13,668	11,331
Basis adjustment
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	42	62
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	1	(1)
Fair Value Changes	(30)	(19)
Other	0	0
Liabilities from financing activities at end of year	13	42
Transaction cost
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	(70)	(26)
Cash Flows	0	(48)
Business Combinations	0	0
Foreign Currency	0	0
Fair Value Changes	0	0
Other	5	3
Liabilities from financing activities at end of year	(64)	(70)
Financial debt (carrying amount)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	11,303	6,301
Cash Flows	2,312	4,961
Business Combinations	0	7
Foreign Currency	25	50
Fair Value Changes	(30)	(19)
Other	5	3
Liabilities from financing activities at end of year	13,616	11,303
Accrued interest
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	47	34
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	1	(1)
Fair Value Changes	0	0
Other	19	14
Liabilities from financing activities at end of year	67	47
Interest rate swaps
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	(7)	(24)
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	0	(1)
Fair Value Changes	14	17
Other	0	0
Liabilities from financing activities at end of year	7	(7)
Lease
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	2,168
Cash Flows	(403)
Business Combinations	52
Foreign Currency	38
Fair Value Changes	0
Other	348
Liabilities from financing activities at end of year	€ 2,204	€ 2,168